Income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Income and expenses
Sales by segment

	2021	2020	2019
	US$'000	US$'000	US$'000
North America - Silicon	524,808	425,277	551,500
Europe - Silicon	665,337	467,728	593,907
Europe - Manganese	476,287	240,142	564,060
South Africa - Silicon	117,195	80,572	136,292
Other segments	43,568	25,334	43,147
Eliminations	(48,287)	(94,619)	(273,684)
Total	1,778,908	1,144,434	1,615,222

Sales by geographical area

	2021	2020	2019
	US$'000	US$'000	US$'000
Spain	251,528	133,370	183,969
Germany	292,774	191,107	249,911
Italy	76,721	42,067	99,796
France	130,811	79,491	109,513
Other EU Countries	176,046	88,443	220,475
USA	515,095	404,633	533,764
Rest of World	335,933	205,323	217,794
Total	1,778,908	1,144,434	1,615,222

Schedule of average monthly number of employees

	2021	2020	2019
Directors	8	6	8
Senior Managers	289	291	345
Employees	2,997	3,020	3,383
Total	3,294	3,317	3,736

Schedule of staff costs

	2021	2020	2019
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	214,374	161,957	208,317
Pension plan contributions	7,571	3,641	12,787
Employee benefit costs	58,972	49,184	63,925
Total	280,917	214,782	285,029

Schedule of depreciation and amortization charges, operating allowances and write-downs

	2021	2020	2019
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	7,241	7,183	7,305
Depreciation of property, plant and equipment (Note 9)	90,087	101,006	112,824
Other write-downs and reversals	—	—	65
Total	97,328	108,189	120,194

Schedule of finance income

	2021	2020	2019
	US$'000	US$'000	US$'000
Finance income of related parties (Note 24)	—	16	68
Other finance income	253	161	1,312
Total	253	177	1,380

Schedule of finance costs

	2021	2020	2019
	US$'000	US$'000	US$'000
Interest on debt instruments	42,579	34,989	33,705
Interest on loans and credit facilities	12,584	8,404	15,533
Interest on note and bill discounting	88	363	373
Interest on leases	1,100	1,358	1,972
Trade receivables securitization expense (Note 10)	399	15,044	9,192
Other finance costs	92,439	6,810	2,450
Total	149,189	66,968	63,225

Schedule of changes in impairment losses

	2021	2020	2019
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 7)	—	—	(174,008)
Impairment of intangible assets (Note 8)	(1,153)	—	(211)
Impairment of property, plant and equipment (Note 9)	1,663	(71,929)	(1,224)
Impairment of non-current financial assets	(373)	—	(456)
Impairment of other	—	(1,415)	—
Impairment (reversal)/losses	137	(73,344)	(175,899)

Increase (decrease) in fair value of biological assets (Note 29)	—	—	(530)
Other (loss) / profit	758	158	(1,044)
Net (loss) gain due to changes in the value of assets	758	158	(1,574)

Schedule of (loss) gain on disposal of non-current assets

Loss (gain) on disposal of non-current assets is comprised of the following for the years ended December 31:

	2021	2020	2019
	US$'000	US$'000	US$'000
Gain on disposal of intangible assets	—	1,692	—
Gain on disposal of property, plant and equipment	2,462	473	353
Loss on disposal of property, plant and equipment	(1,123)	(873)	(1,761)
Gain on disposal of other non-current assets	47	—	6
Loss on disposal of other non-current assets		—	—
(Loss) gain on disposal of subsidiary	—	—	(821)
Total	1,386	1,292	(2,223)

Schedule of contractual assets and liabilities

	2021	2020	2019
	US$'000	US$'000	US$'000
Contractual Assets	5,785	5,152	5,271
Contractual Liabilities	5,047	1,687	134
Total	10,832	6,839	5,405